Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index 2025 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.4%
iShares Core MSCI Total International Stock ETF	11,516,017	$ 836,408,315
iShares Developed Real Estate Index Fund, Class K	14,923,619	156,698,000
Large Cap Index Master Portfolio	$1,551,390,349	1,551,390,349
Master Small Cap Index Series	$119,030,568	119,030,568
		2,663,527,232
Fixed-Income Funds — 59.6%
iShares TIPS Bond ETF	4,750,827	524,823,859
iShares U.S. Intermediate Credit Bond Index Fund	52,681,537	536,298,043
iShares U.S. Intermediate Government Bond Index Fund	137,474,355	1,373,368,809
Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares U.S. Long Credit Bond Index Fund	15,646,372	$ 151,143,949
iShares U.S. Long Government Bond Index Fund	48,027,146	407,750,471
iShares U.S. Securitized Bond Index Fund	97,217,322	942,035,850
		3,935,420,981
Total Investments — 100.0% (Cost: $5,233,578,760)		6,598,948,213
Other Assets Less Liabilities — 0.0%		268,017
Net Assets — 100.0%		$ 6,599,216,230

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 65 (b)	$ —	$ (65)	$ —	$ —	—	$ 2,446 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	10,791,524	—	(10,791,524)(b)	—	—	—	—	327,818	—
iShares Core MSCI Total International Stock ETF	916,841,013	24,655,565	(203,857,749)	29,203,304	69,566,182	836,408,315	11,516,017	12,561,830	—
iShares Developed Real Estate Index Fund, Class K	154,749,575	4,870,795	(17,968,166)	(474,381)	15,520,177	156,698,000	14,923,619	2,786,432	—
iShares TIPS Bond ETF	507,938,406	41,055,086	(38,533,742)	(6,995,667)	21,359,776	524,823,859	4,750,827	10,196,156	—
iShares U.S. Intermediate Credit Bond Index Fund	678,953,128	63,924,071	(220,792,806)	444,636	13,769,014	536,298,043	52,681,537	21,419,576	—
iShares U.S. Intermediate Government Bond Index Fund	1,038,493,290	422,850,526	(113,847,852)	(2,222,298)	28,095,143	1,373,368,809	137,474,355	25,129,896	—
iShares U.S. Long Credit Bond Index Fund	156,807,838	10,862,702	(17,443,919)	(1,519,366)	2,436,694	151,143,949	15,646,372	5,772,905	—
iShares U.S. Long Government Bond Index Fund	460,577,596	27,483,439	(78,527,188)	(16,960,512)	15,177,136	407,750,471	48,027,146	12,772,245	—
iShares U.S. Securitized Bond Index Fund	931,476,716	83,458,237	(91,248,069)	(5,503,524)	23,852,490	942,035,850	97,217,322	26,191,149	—
Large Cap Index Master Portfolio	1,637,576,104	—	(385,182,024)(b)(d)	6,259,474	292,736,795	1,551,390,349	$1,551,390,349	16,705,386	—
Master Small Cap Index Series	156,302,229	—	(51,594,956)(b)(d)	5,039,053	9,284,242	119,030,568	$119,030,568	1,479,966	—
				$ 7,270,654	$ 491,797,649	$ 6,598,948,213		$ 135,345,805	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index 2025 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 993,106,315	$ —	$ —	$ 993,106,315
Fixed-Income Funds	3,935,420,981	—	—	3,935,420,981
	$4,928,527,296	$—	$—	4,928,527,296
Investments Valued at NAV(a)				1,670,420,917
				$ 6,598,948,213

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International